UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	May 31, 2009

Date of reporting period:	February 28, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments February 28, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.1%)
	Australia (b) (1.9%)
	Data Processing Services
438,079	Computershare Ltd.	$1,951,672

	Bermuda (6.3%)
	Apparel/Footwear Retail
287,300	Esprit Holdings Ltd. (b) (c)	1,539,948

	Multi-Line Insurance
104,484	Axis Capital Holdings Ltd.	2,338,352

	Wholesale Distributors
1,130,040	Li & Fung Ltd. (b) (c)	2,473,634
	Total Bermuda	6,351,934

	China (b) (1.1%)
	Coal
550,500	China Shenhua Energy Company Ltd. (H Shares)	1,061,230

	Finland (b) (1.4%)
	Electronic Components
54,229	Vacon Oyj	1,354,464

	France (b) (6.1%)
	Food: Major Diversified
31,459	Groupe Danone	1,508,203

	Miscellaneous Commercial Services
42,532	Sodexho Alliance S.A.	1,964,958

	Pharmaceuticals: Other
68,762	Ipsen S.A.	2,626,983
	Total France	6,100,144

	Germany (b) (8.6%)
	Apparel/Footwear
59,344	Adidas AG	1,728,280

	Internet Software/Services
218,600	United Internet AG	1,543,101

	Medical/Nursing Services
82,202	Fresenius Medical Care AG & Co. KGaA	3,385,478

	Miscellaneous Commercial Services
337,920	Wirecard AG (a)	1,988,601
	Total Germany	8,645,460

	Greece (b) (0.7%)
	Regional Banks
141,125	EFG Eurobank Ergasias	724,100

	Ireland (1.3%)
	Pharmaceuticals: Other
63,300	Icon PLC (Sponsored ADR) (a)	1,298,916

	Israel (5.4%)
	Food: Specialty/Candy
162,499	Strauss Group Ltd. (a) (b)	1,307,991

	Pharmaceuticals: Other
91,500	Teva Pharmaceutical Industries Ltd. (ADR)	4,079,070
	Total Israel	5,387,061

	Japan (b) (5.1%)
	Home Building
94,300	Daito Trust Construction Co., Ltd.	2,965,049

	Pharmaceuticals: Other
530	Eps Co., Ltd.	2,143,625
	Total Japan	5,108,674

	Mexico (2.0%)
	Beverages: Non-Alcoholic
85,900	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units) (d)	1,979,136

	South Africa (b) (2.7%)
	Pharmaceuticals: Generic Drugs
668,736	Aspen Pharmacare Holdings Ltd. (a)	2,739,857

	South Korea (b) (1.8%)
	Internet Software/Services
21,393	NHN Corp. (a)	1,822,406

	Spain (b) (4.0%)
	Major Banks
194,025	Banco Santander S.A.	1,196,383

	Major Telecommunications
148,941	Telefonica S.A.	2,773,797
	Total Spain	3,970,180

	Switzerland (b) (2.5%)
	Biotechnology
25,715	Lonza Group AG (Registered Shares)	2,471,271

	United Kingdom (b) (10.4%)
	Beverages: Alcoholic
177,962	SABMiller PLC	2,585,053

	Investment Managers
299,030	Man Group PLC	729,516

	Major Banks
148,902	Standard Chartered PLC	1,409,948

	Miscellaneous Commercial Services
322,420	Intertek Group PLC	3,811,774

	Pharmaceuticals: Other
158,415	Shire PLC	1,885,494
	Total United Kingdom	10,421,785

	United States (36.8%)
	Beverages: Non-Alcoholic
54,000	PepsiCo, Inc.	2,599,560

	Biotechnology
66,100	Gilead Sciences, Inc. (a)	2,961,280

	Computer Processing Hardware
41,411	Apple Inc. (a)	3,698,416

	Electronic Components
96,000	Amphenol Corporation (Class A)	2,440,320

	Environmental Services
212,200	EnergySolutions Inc.	1,368,690

	Financial Conglomerates
64,900	Prudential Financial, Inc.	1,065,009

	Food: Meat/Fish/Dairy
295,000	Smart Balance Inc. (a)	1,728,700

	Life/Health Insurance
98,200	AFLAC, Inc.	1,645,832

	Media Conglomerates
206,631	News Corp. (Class A)	1,148,868

	Medical Specialties
35,900	Bard (C.R.), Inc.		2,881,334
110,800	Qiagen N.V. (Netherlands) (a)		1,775,016
80,400	Thermo Fisher Scientific, Inc. (a)		2,915,304
75,500	West Pharmaceutical Services, Inc.		2,317,850
			9,889,504
	Miscellaneous Commercial Services
61,700	FTI Consulting Inc. (a)		2,254,518

	Specialty Stores
95,200	Staples, Inc.		1,518,440

	Wireless Telecommunications
199,000	MetroPCS Communications Inc. (a)		2,885,500
135,900	NII Holdings Inc. (a)		1,740,879
			4,626,379
	Total United States		36,945,516

	TOTAL COMMON STOCKS (Cost $144,909,284)		98,333,806

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (1.1%)
	Investment Company (e)
1,142	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,141,550)		1,141,550

	TOTAL INVESTMENTS (Cost $146,050,834) (f)	99.2%	99,475,356
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	772,686
	NET ASSETS	100.0%	$100,248,042

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $51,692,816 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.
(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Advantage Fund

Summary of Investments February 28, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Pharmaceuticals: Other	$12,034,088	12.1%
Miscellaneous Commercial Services	10,019,851	10.1
Medical Specialties	9,889,504	10.0
Biotechnology	5,432,551	5.5
Wireless Telecommunications	4,626,379	4.7
Beverages: Non-Alcoholic	4,578,696	4.6
Electronic Components	3,794,784	3.8
Computer Processing Hardware	3,698,416	3.7
Medical/Nursing Services	3,385,478	3.4
Internet Software/Services	3,365,507	3.4
Home Building	2,965,049	3.0
Major Telecommunications	2,773,797	2.8
Pharmaceuticals: Generic Drugs	2,739,857	2.8
Major Banks	2,606,331	2.6
Beverages: Alcoholic	2,585,053	2.6
Wholesale Distributors	2,473,634	2.5
Multi-Line Insurance	2,338,352	2.3
Data Processing Services	1,951,672	2.0
Food: Meat/Fish/Dairy	1,728,700	1.7
Apparel/Footwear	1,728,280	1.7
Life/Health Insurance	1,645,832	1.7
Apparel/Footwear Retail	1,539,948	1.5
Specialty Stores	1,518,440	1.5
Food: Major Diversified	1,508,203	1.5
Environmental Services	1,368,690	1.4
Food: Specialty/Candy	1,307,991	1.3
Media Conglomerates	1,148,868	1.1
Investment Company	1,141,550	1.1
Financial Conglomerates	1,065,009	1.1
Coal	1,061,230	1.1
Investment Managers	729,516	0.7
Regional Banks	724,100	0.7

	$99,475,356	100.0%

MS Global Advantage Fund

Notes to the Portfolio of Investments

FAS 157

2/28/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                            Level 1 — quoted prices in active markets for identical investments

•                                            Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                            Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at February 28, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$99,475,356	$47,782,540	$51,692,816	—

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over- the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 16, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 16, 2009